Related parties - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Strategic bonus payable		$ 0	$ 282
Strategic bonus accrual		12	2
Property and equipment		24,627	13,408	$ 3,819	$ 6,464
General and administrative expenses		31,150	14,332	14,573
Patria Crédito Estruturado Fundo de Investimento em Direitos Creditorios
Statements [Line Items]
Gains on disposals of investments	$ 800
Disposals, investment property	$ 5,200
Gross carrying amount
Statements [Line Items]
Property and equipment		36,469	25,079	10,155	12,285
Building improvements | Gross carrying amount
Statements [Line Items]
Property and equipment		$ 11,259	7,460	$ 2,997	$ 3,617
PBPE Fund III (Ontario) L.P | Carried interest allocation
Statements [Line Items]
Percentage of performance fee receivable from related party		35.00%
Constructor EG SpA | Building improvements | Gross carrying amount
Statements [Line Items]
Property and equipment		$ 320	97
Barros and Errzuriz Abogados Limitada
Statements [Line Items]
Other liabilities		45
General and administrative expenses		74
Officers’ Fund
Statements [Line Items]
Purchase of quotas		$ 1,700	2,200
Officers’ Fund | Top of range
Statements [Line Items]
Grant benefit to employees vesting period		4 years
Officers’ Fund | Bottom of range
Statements [Line Items]
Grant benefit to employees vesting period		2 years
Personnel Expenses
Statements [Line Items]
Directors and officers bonus		$ 7,400	$ 21,000